UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     December 31,2007
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  91
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Form 13F Information Table Value Total:                $191,818
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3990    47315 SH       SOLE                    47315
Abbott Labs                    COM              002824100      561    10000 SH       SOLE                    10000
Abercrombie & Fitch            COM              002896207      400     5000 SH       SOLE                     5000
Adobe Systems                  COM              00724f101     1329    31100 SH       SOLE                    31100
Advance Auto Parts             COM              00751Y106     3759    98950 SH       SOLE                    98950
Affiliated Computer            COM              008190100      839    18600 SH       SOLE                    18600
Amdocs Ltd                     COM              G02602103     3666   106350 SH       SOLE                   106350
American Intl. Group           COM              026874107     3133    53732 SH       SOLE                    53732
Anadarko Petroleum             COM              032511107     3961    60300 SH       SOLE                    60300
AnnTaylor Stores               COM              036115103      243     9500 SH       SOLE                     9500
Archer - Daniels               COM              039483102     5263   113350 SH       SOLE                   113350
Arkansas Best Corp             COM              040790107      219    10000 SH       SOLE                    10000
BP p.l.c                       COM              055622104     4353    59497 SH       SOLE                    59497
Bed Bath & Beyond              COM              075896100     2367    80540 SH       SOLE                    80540
Best Buy Co.                   COM              086516101     5357   101750 SH       SOLE                   101750
C.H. Robinson Worldwide        COM              12541w209     1672    30900 SH       SOLE                    30900
CIT Group Inc                  COM              125581108     5026   209150 SH       SOLE                   209150
Cadence Design                 COM              127387108      850    50000 SH       SOLE                    50000
Cardinal Health                COM              14149y108     4236    73350 SH       SOLE                    73350
Cephalon Inc.                  COM              156708108      718    10000 SH       SOLE                    10000
ChevronTexaco Corp             COM              166764100     1006    10775 SH       SOLE                    10775
Cisco Systems Inc              COM              17275r102     3162   116796 SH       SOLE                   116796
Citigroup                      COM              172967101      303    10305 SH       SOLE                    10305
Columbia Sportswear            COM              189516106      670    15200 SH       SOLE                    15200
Constellation Brands           COM              21036P108      709    30000 SH       SOLE                    30000
Dell Inc.                      COM              24702R101      245    10000 SH       SOLE                    10000
Dover Corp.                    COM              260003108     4954   107475 SH       SOLE                   107475
ENSCO Intl                     COM              26874Q100     3948    66220 SH       SOLE                    66220
FedEx                          COM              31428x106      892    10000 SH       SOLE                    10000
Gap                            COM              364760108      958    45000 SH       SOLE                    45000
General Dynamics               COM              369550108      979    11000 SH       SOLE                    11000
General Electric               COM              369604103     2088    56330 SH       SOLE                    56330
Halliburton Co                 COM              406216101     4930   130050 SH       SOLE                   130050
Harrah's Entertainment         COM              413619107      248     2800 SH       SOLE                     2800
Hilb, Rogal & Hobbs            COM              431294107     3073    75735 SH       SOLE                    75735
Home Depot                     COM              437076102      665    24700 SH       SOLE                    24700
Honda Motor                    COM              438128308      331    10000 SH       SOLE                    10000
ITT Educational                COM              45068B109      767     9000 SH       SOLE                     9000
Int'l Business Mach.           COM              459200101     5253    48595 SH       SOLE                    48595
J.P. Morgan Chase              COM              46625H100     3611    82717 SH       SOLE                    82717
Johnson & Johnson              COM              478160104     5039    75545 SH       SOLE                    75545
KeyCorp                        COM              493267108      244    10400 SH       SOLE                    10400
Kohl's Corp                    COM              500255104      916    20000 SH       SOLE                    20000
L-3 Communications             COM              502424104     5594    52800 SH       SOLE                    52800
Legg Mason, Inc.               COM              524901105     1463    20000 SH       SOLE                    20000
Lehman Brothers                COM              524908100      972    14850 SH       SOLE                    14850
Lowe's Companies               COM              548661107     4744   209720 SH       SOLE                   209720
Medco Health                   COM              58405U102      710     7000 SH       SOLE                     7000
Men's Wearhouse                COM              587118100      270    10000 SH       SOLE                    10000
Microsoft                      COM              594918104     5114   143650 SH       SOLE                   143650
Motorola Inc.                  COM              620076109      704    43900 SH       SOLE                    43900
Omnicare Inc.                  COM              681904108      712    31200 SH       SOLE                    31200
Oshkosh Truck Corp             COM              688239201      378     8000 SH       SOLE                     8000
Patterson Corp                 COM              703395103     1392    41000 SH       SOLE                    41000
Pepsico Inc.                   COM              713448108     3124    41155 SH       SOLE                    41155
Qualcomm Inc                   COM              747525103      275     7000 SH       SOLE                     7000
Quest Diagnostics              COM              74834L100      264     5000 SH       SOLE                     5000
Royal Dutch Shell              COM              780257804      289     3435 SH       SOLE                     3435
Safeway Inc.                   COM              786514208      684    20000 SH       SOLE                    20000
Seagate Technology             COM              G7945J104     5536   217100 SH       SOLE                   217100
Southwest Airlines             COM              844741108     4466   366100 SH       SOLE                   366100
Staples Inc.                   COM              855030102     2983   129300 SH       SOLE                   129300
Symantec                       COM              871503108      487    30200 SH       SOLE                    30200
TJX Companies Inc              COM              872540109      287    10000 SH       SOLE                    10000
Target Corp                    COM              87612e106      750    15000 SH       SOLE                    15000
Texas Instruments              COM              882508104     4537   135850 SH       SOLE                   135850
Tidewater Inc                  COM              886423102      834    15200 SH       SOLE                    15200
Time Warner                    COM              887317105      248    15000 SH       SOLE                    15000
United Health Group            COM              91324P102     5961   102425 SH       SOLE                   102425
United Parcel Service          COM              911312106     3904    55205 SH       SOLE                    55205
Varian Medical                 COM              92220P105     5408   103675 SH       SOLE                   103675
Wal-Mart Stores                COM              931142103     4558    95900 SH       SOLE                    95900
Walt Disney Co.                COM              254687106      341    10550 SH       SOLE                    10550
Waste Management               COM              94106L109     3091    94600 SH       SOLE                    94600
Wells Fargo                    COM              949746101      272     9000 SH       SOLE                     9000
Werner Industries              COM              950755108      586    34400 SH       SOLE                    34400
Zimmer Holdings                COM              98956P102     5562    84075 SH       SOLE                    84075
First Industrial Realty        COM              32054K103     2637    76225 SH       SOLE                    76225
Lexington Realty Tr            COM              529043101     2264   155727 SH       SOLE                   155727
Bank of NY 6.875%              PRD              09656g201     2025    87700 SH       SOLE                    87700
Bear Stearns III 7.80%         PRD              07384t206      817    33800 SH       SOLE                    33800
CIT Group  6.35%               PRD              125581207      567    31400 SH       SOLE                    31400
Cap Crossing 8.50%             PRD              14007r401      495    20200 SH       SOLE                    20200
FPC Capital I 7.10%            PRD              302552203      705    29700 SH       SOLE                    29700
Harris Pref 7.375%             PRD              414567206     1524    67500 SH       SOLE                    67500
Highwoods Prop 8.0%            PRD              431284306      906    38092 SH       SOLE                    38092
Key IX 6.75%                   PRD              49327Q204     1078    56900 SH       SOLE                    56900
Key VIII 7%                    PRD              49327C205      937    46600 SH       SOLE                    46600
MBNA Corp.  8.10%              PRD              55270b201      295    11900 SH       SOLE                    11900
Repsol 7.45%                   PRD              G7513k103     2031    83700 SH       SOLE                    83700
Ryl Bk Scotland 7.25%          PRD              780097879     2103    89500 SH       SOLE                    89500
